INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]
	Year Ended December 31,
	2024	2023
Loss before tax	($26,454)	($195,915)
Combined statutory tax rate	27%	27%
Income tax recovery computed at statutory tax rate	(7,143)	(52,897)
Reconciling items:
Effect of different foreign statutory tax rates on earnings of subsidiaries	(2,060)	6,152
Impact of foreign exchange on deferred income tax assets and liabilities	63,844	(60,889)
Change in unrecognized deferred income tax asset	12,469	44,230
7.5% mining royalty in Mexico and Nevada net proceeds tax	13,539	2,100
Other non-deductible expenses	9,660	13,994
Impact of inflationary adjustments	(14,228)	(12,714)
Change in tax provision estimates	(3,740)	448
Value of losses forgone due to tax settlement	311	-
Tax settlement	205	-
Other	2,574	(1,227)
Income tax expense (recovery)	$75,431	($60,803)

Statements of Earnings Presentation
Current income tax expense	$31,997	$14,005
Deferred income tax recovery	43,434	(74,808)
Income tax expense (recovery)	$75,431	($60,803)
Effective tax rate	(285%)	31%

Disclosure of detailed information about tax receivables and payables [Table Text Block]
	Year Ended December 31,
	2024	2023
Current income tax payable	$22,792	$5,222
Non-current income tax payable	19,685	23,612
	$42,477	$28,834

Disclosure of detailed information about deferred taxes [Table Text Block]
Deferred tax assets	Losses	Provisions	Deferred tax asset not recognized	Other	Total
At December 31, 2022	$147,630	$42,677	($70,716)	$15,994	$135,585
Benefit (expense) to statement of earnings	54,978	(784)	(59,897)	5,824	121
Translation and other	-	314	-	-	314
At December 31, 2023	$202,608	$42,207	($130,613)	$21,818	$136,020
Benefit (expense) to statement of earnings	35,406	2,043	(28,715)	(2,960)	5,774
At December 31, 2024	$238,014	$44,250	($159,328)	$18,858	$141,794

Deferred tax liabilities		Property, plant and equipment and mining interests	Effect of Mexican tax deconsolidation	Other	Total
At December 31, 2022		$178,991	$-	$22,000	$200,991
Benefit to statement of earnings		(49,050)	-	(25,637)	(74,687)
At December 31, 2023		$129,941	$-	($3,637)	$126,304
Benefit to statement of earnings		58,576	-	(9,367)	49,209
At December 31, 2024		$188,517	$-	($13,004)	$175,513

Statements of Financial Position Presentation
Deferred tax assets					$88,732
Deferred tax liabilities					79,017
At December 31, 2023					($9,715)
Deferred tax assets					$46,375
Deferred tax liabilities					80,094
At December 31, 2024					$33,719

Disclosure of detailed information about deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets [Table Text Block]
	Year Ended December 31,
	2024	2023
Non-capital losses	$460,193	$347,291
Capital losses	32,971	33,005
Accrued expenses	849	628
Mineral properties, plant and equipment	39,145	46,188
Other	49,007	53,592
	$582,165	$480,704

Disclosure of detailed information about deferred tax assets expiration [Table Text Block]
Year of expiry	Canadian non-capital losses	US non-capital losses	Mexican non-capital losses	December 31, 2024	December 31, 2023
2025	-	-	19,991	19,991	33,213
2026	-	-	2,759	2,759	21,168
2027	-	-	8,086	8,086	3,211
2028	-	-	45,953	45,953	8,587
2029	-	-	84,046	84,046	48,690
2030	-	-	73,514	73,514	89,522
2031	-	-	56,090	56,090	55,906
2032	-	-	7,768	7,768	62,244
2033	-	-	81,247	81,247	8,904
2034 and after	51,206	26,492	90,383	168,081	132,085
No expiry	-	285,569	-	285,569	261,576
Total	$51,206	$312,061	$469,837	$833,104	$725,106
Unrecognized losses	$51,206	$26,492	$343,501	$421,199	$175,705